Shareholders' equity (Details 2) R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$)
IfrsStatementLineItems [Line Items]
Interest on shareholders equity	R$ 2,910,000
Interest on shareholders equity	R$ 2,000,000
Other equity interest [member]
IfrsStatementLineItems [Line Items]
Approval date	Mar. 22, 2022
Payment date	Apr. 27, 2022
Interest on shareholders equity	R$ 195,000
Other Equity Interest One [Member]
IfrsStatementLineItems [Line Items]
Approval date	Jun. 15, 2022
Payment date	Jul. 20, 2022
Interest on shareholders equity	R$ 270,000
Other Equity Interest Two [Member]
IfrsStatementLineItems [Line Items]
Approval date	Sep. 12, 2022
Payment date	Oct. 31, 2022
Interest on shareholders equity	R$ 235,000
Other Equity Interest Three [Member]
IfrsStatementLineItems [Line Items]
Approval date	Sep. 12, 2022
Payment date	Jan. 24, 2023
Interest on shareholders equity	R$ 245,000
Other Equity Interest Four [Member]
IfrsStatementLineItems [Line Items]
Approval date	Dec. 12, 2022
Payment date	Jan. 24, 2023
Interest on shareholders equity	R$ 455,000
Other Equity Interest Five [Member]
IfrsStatementLineItems [Line Items]
Approval date	Mar. 30, 2023
Payment date	Apr. 18, 2023
Interest on shareholders equity	R$ 600,000
Other Equity Interest Six [Member]
IfrsStatementLineItems [Line Items]
Approval date	Apr. 19, 2023
Payment date	May 09, 2023
Interest on shareholders equity	R$ 230,000
Other Equity Interest Seven [Member]
IfrsStatementLineItems [Line Items]
Approval date	Jun. 12, 2023
Payment date	Jul. 12, 2023
Interest on shareholders equity	R$ 290,000
Other Equity Interest Eight [Member]
IfrsStatementLineItems [Line Items]
Approval date	Sep. 18, 2023
Payment date	Oct. 23, 2023
Interest on shareholders equity	R$ 425,000
Other Equity Interest Nine [Member]
IfrsStatementLineItems [Line Items]
Approval date	Dec. 06, 2023
Payment date	Jan. 23, 2024
Interest on shareholders equity	R$ 655,000
Other Equity Interest Ten [Member]
IfrsStatementLineItems [Line Items]
Approval date	Feb. 06, 2024
Interest on shareholders equity	R$ 1,310,000
Payment date	Apr 2024 July 2024 and Oct 2024